SEGMENT INFORMATION (Details 1) - EUR (€) € in Thousands	Jun. 30, 2024	Dec. 31, 2023	Jun. 30, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Non-current assets	€ 9,743	€ 8,872
Current assets	62,033	65,280
Trade receivables and other current assets	2,689	1,445
Current financial assets	12,291	10,398
Cash and cash equivalents	40,433	41,278	€ 45,400
Total Assets	71,776	74,152
EQUITY	18,930	21,639	€ 21,645	€ 24,547
NON-CURRENT LIABILITIES	6,162	408
Non-current financial liabilities	6,162	408
CURRENT LIABILITIES	46,684	52,105
Lease obligations	487
Total EQUITY AND LIABILITIES	71,776	74,152
Spain [Member]
IfrsStatementLineItems [Line Items]
Non-current assets	759	251
Current assets	61,733	57,153
Trade receivables and other current assets	13,381	14,666
Current financial assets	40,134	31,689
Cash and cash equivalents	8,218	10,798
Total Assets	62,492	57,404
EQUITY	42,878	32,959
NON-CURRENT LIABILITIES
Non-current financial liabilities
CURRENT LIABILITIES	19,614	24,445
Lease obligations	396
Borrowings	2,177	2,247
Trade payables and other current liabilities	17,041	22,198
Total EQUITY AND LIABILITIES	62,492	57,404
Mexico [Member]
IfrsStatementLineItems [Line Items]
Non-current assets	40	59
Current assets	13,683	11,026
Trade receivables and other current assets	1,492	1,537
Current financial assets	3,706	2,743
Cash and cash equivalents	8,485	6,746
Total Assets	13,723	11,086
EQUITY	(19,100)	(18,372)
NON-CURRENT LIABILITIES
Non-current financial liabilities
CURRENT LIABILITIES	32,824	29,458
Lease obligations
Borrowings	2,708	3,288
Trade payables and other current liabilities	30,116	26,170
Total EQUITY AND LIABILITIES	13,724	11,086
Colombia [Member]
IfrsStatementLineItems [Line Items]
Non-current assets	9	8
Current assets	5,746	4,006
Trade receivables and other current assets	437	656
Current financial assets	1,861	1,565
Cash and cash equivalents	3,448	1,785
Total Assets	5,755	4,014
EQUITY	(1,167)	(558)
NON-CURRENT LIABILITIES
Non-current financial liabilities
CURRENT LIABILITIES	6,922	4,572
Lease obligations
Borrowings	2,064	1,490
Trade payables and other current liabilities	4,858	3,082
Total EQUITY AND LIABILITIES	5,755	4,014
Other Operations [Member]
IfrsStatementLineItems [Line Items]
Non-current assets	48	43
Current assets	5,148	4,472
Trade receivables and other current assets	878	1,552
Current financial assets	766	920
Cash and cash equivalents	3,504	2,000
Total Assets	5,196	4,515
EQUITY	(12,087)	(9,014)
NON-CURRENT LIABILITIES
Non-current financial liabilities
CURRENT LIABILITIES	17,282	13,529
Lease obligations
Borrowings	11,742	9,108
Trade payables and other current liabilities	5,540	4,421
Total EQUITY AND LIABILITIES	5,195	4,515
Supporting [Member]
IfrsStatementLineItems [Line Items]
Non-current assets	128,989	127,692
Current assets	179,266	164,280
Trade receivables and other current assets	62,394	55,897
Current financial assets	100,064	88,403
Cash and cash equivalents	16,808	19,980
Total Assets	308,255	291,971
EQUITY	128,774	136,074
NON-CURRENT LIABILITIES	6,162	408
Non-current financial liabilities	6,162
CURRENT LIABILITIES	173,319	155,489
Lease obligations	91
Borrowings	146,316	135,140
Trade payables and other current liabilities	26,912	20,350
Total EQUITY AND LIABILITIES	308,255	291,971
Eliminations [Member]
IfrsStatementLineItems [Line Items]
Non-current assets	(120,102)	(119,180)
Current assets	(203,543)	(175,658)
Trade receivables and other current assets	(69,273)	(60,704)
Current financial assets	(134,240)	(114,923)
Cash and cash equivalents	(30)	(31)
Total Assets	(323,645)	(294,838)
EQUITY	(120,368)	(119,449)
NON-CURRENT LIABILITIES
Non-current financial liabilities
CURRENT LIABILITIES	(203,277)	(175,388)
Lease obligations
Borrowings	(160,327)	(146,168)
Trade payables and other current liabilities	(42,950)	(29,220)
Total EQUITY AND LIABILITIES	(323,645)	(294,838)
Total Codere Online [Member]
IfrsStatementLineItems [Line Items]
Non-current assets	9,743	8,872
Current assets	62,033	65,280
Trade receivables and other current assets	9,309	13,604
Current financial assets	12,291	10,398
Cash and cash equivalents	40,433	41,278
Total Assets	71,776	74,152
EQUITY	18,930	21,639
NON-CURRENT LIABILITIES	6,162	408
Non-current financial liabilities	6,162
CURRENT LIABILITIES	46,684	52,105
Lease obligations	487
Borrowings	4,680	5,105
Trade payables and other current liabilities	41,517	47,000
Total EQUITY AND LIABILITIES	€ 71,776	€ 74,152